Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
MVNO License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	10 years
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	3 years
Internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	5 years
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	4 years 6 months